Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Impairment charge	$ 0	$ 688
Amortization of intangible assets	$ 1,746	$ 2,931